Average Annual Total Returns{- Fidelity SAI International SMA Completion Fund} - 10.31 Fidelity SAI International SMA Completion Fund PRO-04 - Fidelity SAI International SMA Completion Fund	Fidelity SAI International SMA Completion Fund Return Before Taxes Past 1 year	Fidelity SAI International SMA Completion Fund Return Before Taxes Since Inception		Fidelity SAI International SMA Completion Fund After Taxes on Distributions Past 1 year	Fidelity SAI International SMA Completion Fund After Taxes on Distributions Since Inception		Fidelity SAI International SMA Completion Fund After Taxes on Distributions and Sales Past 1 year	Fidelity SAI International SMA Completion Fund After Taxes on Distributions and Sales Since Inception		MS001 Past 1 year	MS001 Since Inception
Total	23.49%	21.55%	[1]	23.31%	21.41%	[1]	14.17%	16.73%	[1]	8.02%	9.92%	[1]

[1]	(a)From April 11, 2019